Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net (loss)/income	$ (32,527,871)	$ 640,485	$ 279,565
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	660,744	936,518	705,785
Amortization of right-of-use assets	337,129	196,111	93,078
(Write offs)/provision of inventory reserve	(12,378)	7,594	3,358
Provision/(reversal) for credit loss	19,772	(4,735)	5,330
Impairment of property and equipment	515,892
Deferred tax expense/(benefit)	26,207	(121,774)	(187,805)
Interest expenses	65,692
Share-based compensation	34,227,641
Loss/(gain) on disposal of property and equipment	2,598	(10,065)	84,372
Property and equipment written off	574
Gain on disposal of subsidiaries	(4,802,411)
(Gain)/Loss on deregistration of subsidiaries	(387,847)	(79,202)	347,423
Gain on derecognition of professional fees payable	(1,112,500)
Changes in operating assets and liabilities:
Accounts receivables, net	(854,224)	168,352	(162,286)
Prepaid expenses and other current assets	(856,064)	176,032	(903,212)
Amounts due from related parties	(345,537)
Accounts payables	306,829	(265,400)	706,919
Contract liabilities	(530,031)	(2,998,624)	8,110,887
Advance to suppliers	2,223	714,807	(536,253)
Inventories, net	(118,693)	17,671	(113,777)
Accrued expenses and other current liabilities	(1,021,162)	(345,647)	497,994
Operating lease liabilities	(234,861)	(189,068)	(122,697)
Amounts due to related parties	151,824	(356,127)
Net cash (used in)/provided by operating activities	(6,486,454)	(1,513,072)	8,808,681
Cash flows from investing activities:
Purchases of property and equipment	(518,262)	(288,702)	(4,624,237)
Proceeds from disposal of property and equipment	6,733	63,670
Cash received from reverse recapitalization		317,722
Purchases of intangible assets		(2,596,313)
Net cash proceeds obtained from disposal of subsidiaries	2,829,173
Cash reduced due to the deregistration of subsidiaries	(142)
Net cash provided by/(used in) investing activities	2,317,502	(2,503,623)	(4,624,237)
Cash flows from financing activities:
Payments of listing fees		(1,467,890)	(752,955)
Loans paid to related parties			(867,363)
Loans received from related parties	4,824,673	2,159,229	408,240
Repayments of loans from related parties		877,676
Repayments of loans to related parties	(3,048,110)	(1,384,121)
Proceeds from long-term loans		1,376,046
Proceeds from shareholder contributions	3,345,657
Net cash provided by/(used in) financing activities	5,122,220	1,560,940	(1,212,078)
Effect of foreign currency translation	(22,397)	12,859	(144,906)
Net increase/(decrease) in cash and cash equivalents:	930,871	(2,442,896)	2,827,460
Cash and cash equivalents at beginning of year	748,099	3,190,995	363,535
Cash and cash equivalents at end of year	1,678,970	748,099	3,190,995
Supplemental disclosure of cash flow information
Income tax paid		14,278	42,934
Interest paid	121,024	49,371
Cash paid for amounts included in the measurement of lease liabilities			122,697
Supplemental disclosure of non-cash flow information:
Lease liabilities arising from obtaining right-of-use assets	1,724,937	39,420	751,688
Obtaining property and equipment as shareholder’s contribution	611,188
Earnout shares	$ 2,000